Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of subsidiaries [Line Items]
Profit attributable to noncontrolling interests	$ 1,786	$ 57	$ 1,319	$ 1,103
Accumulated Noncontrolling Interests	$ 14,340		$ 12,980		$ 457
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Proportion of Voting Rights Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Profit attributable to noncontrolling interests	$ 322		$ 353	510
Accumulated Noncontrolling Interests	$ 4,563		$ 4,549
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Proportion of Voting Rights Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Profit attributable to noncontrolling interests	$ 630		$ 295	$ 15
Accumulated Noncontrolling Interests	5,790		5,289
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 3,987		$ 3,142